Fair Value Measurements - Additional Information (Details) - EBP 014 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 144,996,860	$ 135,399,080
Transfer into level 3 investments	0	0
Transfer out of level 3 investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0